U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:

              RNC Liquid Assets Fund, Inc.

2.       Name of each series or class of funds for which this notice is filed:

              RNC Liquid Assets Fund, Inc.

3.       Investment Company Act File Number:     811-04354

         Securities Act File Number:             2-99009

4.       Last day of fiscal year for which this notice is filed:

              September 30,1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                    [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
         beginning of the fiscal year:   0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                        78,257,168          $78,257,168

9. Number and aggregate sales price of securities sold during the fiscal year:

                        107,322,974         $107,322,974

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        29,065,806          $29,065,806

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

12.      Calculation of registration fee:

         (i)   Aggregate sales price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from item 10):       $ 29,065,806
                                                            ------------

         (ii)  Aggregate price of shares issued in
               connection  with  dividend reinvestment
               plans (from Item 11, if applicable)          +


         (iii) Aggregate price of shares redeemed
               or  repurchased  during the fiscal
               year (if applicable):                        - 29,065,806
                                                            ------------

         (iv)  Aggregate  price of shares redeemed
               or repurchased and previously applied
               as a reduction to filing fees pursuant
               to rule 24e-2 (if applicable):               +
                                                            ------------

         (v)   Net aggregate price of securities
               sold and issued  during the fiscal year in
               reliance on rule 24f-2 [line (i),
               plus line (ii), less line (iii), plus line
               (iv)] (if applicable):                       $          0
                                                            ------------

         (vi)  Multiplier prescribed by Section 6(b) of
               the  Securities  Act of 1933 or other
               applicable law or regulation
               (see instruction C.6):                       x 0.00034483
                                                            ------------

         (vii) Fee due [line (I) or line (v) multiplied
               by  line  (vi)]:                             $          0
                                                            ------------

Instructions: issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of the Informal and Other Procedures 917 CFR 202.3a). [ ]


         Date of mailing or wire transfer of file fees to the Commission's lockbox depository:

              N/A - Net Redemptions

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Eric M. Banhzal / President
                                   ---------------------------------
                                       Eric M. Banhzal / President
                                   ---------------------------------

Date:                                  November 27, 1995
                                   ---------------------------------

* Please print the name and title of the signing officer below the signature.

November 27, 1995


RNC Liquid Assets Fund, Inc.
11601 Wilshire Boulevard
Penthouse Floor
Los Angeles, California 90025

Ladies and Gentlemen:

           You have requested our opinion as counsel to the RNC Liquid Assets Fund, Inc., a Maryland corporation (the "Fund"), with respect to shares of common stock (the "Shares") sold by the Fund during its fiscal year ended September 30, 1995 in reliance on a declaration filed on January 31, 1995 pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940 (the "Act"). This opinion is rendered in connection with the notice (the "Notice") being filed by the Fund with the Securities and Exchange Commission pursuant to Rule 24f-2.

           In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

                   (a) The Fund's  Articles  of  Incorporation,  dated  April 8,
              1985, and certified to us by an officer of the Fund as being true and complete and in effect throughout the Fund's fiscal year ended September 30, 1995 (the "Fiscal Year");

                   (b) The  Bylaws  of the Fund,  as  amended  through  the date hereof, certified to us by an officer of the Company as being true and complete and in effect throughout the Fiscal Year;

                   (c) The Registration Statement File Nos. 2-99009 and 811-4354, as amended through the date hereof, including the Prospectuses and Statements of Additional Information effective during the Fiscal Year;

                   (d) The Resolutions  adopted by the Board of Directors of the
              Fund (the "Board") authorizing the issuance of the Shares pursuant to the Prospectus and Statement of Additional Information in effect during the Fiscal Year; and

                   (e) A  certificate  of the  President of the Fund  concerning certain factual matters.

           In rendering our opinion below, we have assumed that all of the Shares were issued and sold at the per-share net asset value on the date of their issuance in accordance with the statements in the Fund's then-current Prospectus and in accordance with Article V of the Fund's Articles of Incorporation. We have also assumed that all monies paid as consideration for the Shares were actually received by the Fund. We have not conducted an independent examination of the books and records of the Fund for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

           Our opinion below is limited to the federal law of the United States and the corporate law of the State of Maryland. We are not licensed to practice law in the State of Maryland, and we have based our opinion to the extent it concerns the corporate law of the State of Maryland solely on our review of the General Corporation Law of Maryland as reported in Prentice Hall Law & Business, Corporation (1990 & 1995 Supp.). We have not undertaken a review of other
-----------
Maryland law or of any administrative or court decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States and the corporate law of the State of Maryland as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental body.

           Based upon the foregoing and our examination of such questions of law as we have deemed necessary and appropriate for the preparation of our opinion, we are of the opinion that the Shares were legally issued, fully paid and non-assessable.

           We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Fund with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent.

                                       Sincerely yours,

                                       /s/ Heller, Ehrman White & McAuliffe
                                       -----------------------------------------
                                           Heller, Ehrman White & McAuliffe